Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS LIQUID ASSETS, INC
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	Oct. 14, 2016
Document Effective Date	Oct. 14, 2016
Prospectus Date	Oct. 14, 2016
Class 1 Shares Prospectus | DREYFUS LIQUID ASSETS, INC | DREYFUS LIQUID ASSETS - Class 1
Prospectus:
Trading Symbol	DLAXX
Class 2 Shares Prospectus | DREYFUS LIQUID ASSETS, INC | Class 2
Prospectus:
Trading Symbol	DLBXX
Class Z Shares Prospectus | DREYFUS LIQUID ASSETS, INC | Class Z
Prospectus:
Trading Symbol	DLZXX